Other interim disclosures (Details 3) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
0.25% CHF 500 million bond 2015/2025 of Novartis AG Basel Switzerland, issued at 100.64% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.25%
Borrowings, original currency	CHF
Notional amount	$ 500
1.750% USD 1 000 million 2020/2025 Novartis Capital Corporation, New York, United States, issued at 99.852% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.75%
Borrowings, original currency	USD
Notional amount	$ 1,000